Quarterly Holdings Report
for

Fidelity Simplicity RMD 2025 Fund℠

October 31, 2019

R98-QTLY-1219
1.9895843.100

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	1,520	$15,761
Fidelity Series Blue Chip Growth Fund (a)	1,996	27,710
Fidelity Series Commodity Strategy Fund (a)	9,913	46,393
Fidelity Series Growth Company Fund (a)	3,132	55,820
Fidelity Series Intrinsic Opportunities Fund (a)	4,171	67,146
Fidelity Series Large Cap Stock Fund (a)	3,961	59,530
Fidelity Series Large Cap Value Index Fund (a)	1,271	16,841
Fidelity Series Opportunistic Insights Fund (a)	1,662	30,751
Fidelity Series Small Cap Discovery Fund (a)	676	7,783
Fidelity Series Small Cap Opportunities Fund (a)	1,843	24,383
Fidelity Series Stock Selector Large Cap Value Fund (a)	3,629	45,721
Fidelity Series Value Discovery Fund (a)	2,459	32,530
TOTAL DOMESTIC EQUITY FUNDS
(Cost $416,037)		430,369

International Equity Funds - 24.0%
Fidelity Series Canada Fund (a)	890	9,694
Fidelity Series Emerging Markets Fund (a)	1,137	10,782
Fidelity Series Emerging Markets Opportunities Fund (a)	4,971	96,384
Fidelity Series International Growth Fund (a)	4,632	79,076
Fidelity Series International Small Cap Fund (a)	1,096	18,310
Fidelity Series International Value Fund (a)	8,110	79,639
Fidelity Series Overseas Fund (a)	2,453	25,020
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $298,665)		318,905

Bond Funds - 36.3%
Fidelity Series Emerging Markets Debt Fund (a)	976	9,201
Fidelity Series Floating Rate High Income Fund (a)	211	1,942
Fidelity Series High Income Fund (a)	1,053	9,960
Fidelity Series Inflation-Protected Bond Index Fund (a)	8,870	89,498
Fidelity Series International Credit Fund (a)	62	650
Fidelity Series Investment Grade Bond Fund (a)	28,515	331,349
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,523	34,807
Fidelity Series Real Estate Income Fund (a)	558	6,311
TOTAL BOND FUNDS
(Cost $485,092)		483,718

Short-Term Funds - 7.5%
Fidelity Series Government Money Market Fund 1.89% (a)(b)	79,189	79,189
Fidelity Series Short-Term Credit Fund (a)	1,965	19,829
TOTAL SHORT-TERM FUNDS
(Cost $99,013)		99,018
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,298,807)		1,332,010
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(697)
NET ASSETS - 100%		$1,331,313

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$177
Total	$177

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$--	$16,310	$1,352	$--	$24	$779	$15,761
Fidelity Series Blue Chip Growth Fund	--	30,702	1,533	2,291	(116)	(1,343)	27,710
Fidelity Series Canada Fund	--	9,513	6	--	--	187	9,694
Fidelity Series Commodity Strategy Fund	--	45,595	261	323	--	1,059	46,393
Fidelity Series Emerging Markets Debt Fund	--	9,236	6	95	--	(29)	9,201
Fidelity Series Emerging Markets Fund	--	10,221	7	--	--	568	10,782
Fidelity Series Emerging Markets Opportunities Fund	--	89,998	60	--	(1)	6,447	96,384
Fidelity Series Floating Rate High Income Fund	--	1,956	1	20	--	(13)	1,942
Fidelity Series Government Money Market Fund 1.89%	--	84,752	5,563	313	--	--	79,189
Fidelity Series Growth Company Fund	--	57,463	3,914	--	94	2,177	55,820
Fidelity Series High Income Fund	--	9,904	6	117	--	62	9,960
Fidelity Series Inflation-Protected Bond Index Fund	--	89,744	58	49	--	(188)	89,498
Fidelity Series International Credit Fund	--	650	--	4	--	--	650
Fidelity Series International Growth Fund	--	74,142	49	--	(1)	4,984	79,076
Fidelity Series International Small Cap Fund	--	17,085	12	--	--	1,237	18,310
Fidelity Series International Value Fund	--	74,005	49	--	--	5,683	79,639
Fidelity Series Intrinsic Opportunities Fund	--	71,673	6,421	2,331	50	1,844	67,146
Fidelity Series Investment Grade Bond Fund	--	331,822	213	1,618	(1)	(259)	331,349
Fidelity Series Large Cap Stock Fund	--	61,206	5,813	--	129	4,008	59,530
Fidelity Series Large Cap Value Index Fund	--	17,306	1,358	--	14	879	16,841
Fidelity Series Long-Term Treasury Bond Index Fund	--	63,391	26,802	191	(802)	(980)	34,807
Fidelity Series Opportunistic Insights Fund	--	31,507	1,469	--	18	695	30,751
Fidelity Series Overseas Fund	--	23,901	15	--	--	1,134	25,020
Fidelity Series Real Estate Income Fund	--	6,282	4	112	--	33	6,311
Fidelity Series Short-Term Credit Fund	--	22,440	2,615	96	(1)	5	19,829
Fidelity Series Small Cap Discovery Fund	--	8,135	815	--	10	453	7,783
Fidelity Series Small Cap Opportunities Fund	--	26,494	1,835	1,271	(55)	(221)	24,383
Fidelity Series Stock Selector Large Cap Value Fund	--	47,161	3,889	--	39	2,410	45,721
Fidelity Series Value Discovery Fund	--	33,573	2,665	--	30	1,592	32,530
	$--	$1,366,167	$66,791	$8,831	$(569)	$33,203	$1,332,010

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

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